               TFLIC Letterhead

                                                                                 May 3, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

          Re:     Transamerica Financial Life Insurance Company

                     TFLIC Series Life Account

                     TFLIC Freedom Wealth Protector (File No. 33-86696)

CIK No.: 0000933275

Dear Commissioners:

          On behalf of Transamerica Financial Life Insurance Company (“Transamerica”) and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 2004 via EDGAR.

Sincerely,
/s/ Priscilla I. Hechler
Priscilla I. Hechler Assistant Secretary

cc:     Thomas E. Pierpan, Esq.

          Mary Jane Wilson-Bilik, Esq.